INCOME TAXES (Summary of Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 598,117	$ 731,828	$ 424,967
Additions of valuation allowance	1,823,101	525,061	427,438
Reduction of valuation allowance	(78,687)	(678,916)	(122,920)
Foreign currency translation adjustment	4,562	20,144	2,343
Balance at the end of the year	$ 2,347,093	$ 598,117	$ 731,828